SEC File       002-83847
811-03734

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 33

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 33

EUROPACIFIC GROWTH FUND
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105-3493
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on August 27, 2007, pursuant to paragraph (b) of rule 485.

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The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should not rely on this information in making investment decisions.

Exhibit index

XBRL Instance Document	Ex-100.ins
XBRL Taxonomy Extension Schema Document	Ex-100.sch
XBRL Taxonomy Extension Definition Linkbase	Ex-100.def
XBRL Taxonomy Extension Labels Linkbase	Ex-100.lab

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of August, 2007.

EUROPACIFIC GROWTH FUND

By: /s/ Gina H. Despres
(Gina H. Despres, Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on August  , 2007, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Gina H. Despres	Vice Chairman
(Gina H. Despres)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ R. Marcia Gould	Treasurer
(R. Marcia Gould)

(3)	Trustees:
	Elisabeth Allison*	Trustee
	Vanessa C.L. Chang*	Trustee
	/s/ Mark E. Denning	President and Trustee
(Mark E. Denning)
	/s/ Gina H. Despres	Vice Chairman
	(Gina H. Despres)	Trustee
	Robert A. Fox*	Trustee
	Jae H. Hyun*	Trustee
	Koichi Itoh*	Trustee
	William H. Kling*	Trustee
	John G. McDonald*	Trustee
	William I. Miller*	Chairman of the Board (Independent and Non-Executive)
	Alessandro Ovi*	Trustee
	Kirk P. Pendleton*	Trustee
	Rozanne L. Ridgway*	Trustee
*By: /s/ Vincent P. Corti
(Vincent P. Corti, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Walter R. Burkley
(Walter R. Burkley)

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POWER OF ATTORNEY

I, ElisabethAllison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Belmont, MA, this 2nd day of July, 2007.
 (City, State)

/s/ Elisabeth Allison
Elisabeth Allison, Board member

POWER OF ATTORNEY

I, Vanessa C. L.Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 20th day of July, 2007.
    (City, State)

/s/ Vanessa C. L. Chang
Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Robert A.Fox, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim R. Marcia Gould Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at      Reno, NV     , this 28th day of July, 2007.
   (City, State)

/s/ Robert A. Fox
Robert A. Fox, Board member

POWER OF ATTORNEY

I, Jae H.Hyun, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Seoul, Korea, this 12th day of July, 2007.
 (City, State)

/s/ Jae H. Hyun
Jae H. Hyun, Board member

POWER OF ATTORNEY

I, KoichiItoh, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould Sheryl F. Johnson Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tokyo, Japan, this 6th day of July, 2007.
 (City, State)

/s/ Koichi Itoh
Koichi Itoh, Board member

POWER OF ATTORNEY

I, William H.Kling, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
The New Economy Fund (File No. 002-83848, File No. 811-03735)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould Karl C. Grauman David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at St. Paul, MN, this 13th day of July, 2007.
 (City, State)

/s/ William H. Kling
William H. Kling, Board member

POWER OF ATTORNEY

I, John G.McDonald, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
The Investment Company of America (File No. 002-10811, File No. 811-00116)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim R. Marcia Gould Jeffrey P. Regal Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA, this 5th day of July, 2007.
 (City, State)

/s/ John G. McDonald
John G. McDonald, Board member

POWER OF ATTORNEY

I, William I.Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Columbus, IN, this 9th day of July, 2007.
  (City, State)

/s/ William I. Miller
William I. Miller, Board member

POWER OF ATTORNEY

I, AlessandroOvi, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rome, Italy, this 5th day of July, 2007.
 (City, State)

/s/ Alessandro Ovi
Alessandro Ovi, Board member

POWER OF ATTORNEY

I, Kirk P.Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould Karl C. Grauman Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Athyn, PA, this 9th day of July, 2007.
  (City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member

POWER OF ATTORNEY

I, Rozanne L.Ridgway, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Arlington, VA, this 3rd day of July, 2007.
  (City, State)

/s/ Rozanne L. Ridgway
Rozanne L. Ridgway, Board member